March 2, 2026

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock LifePath® ESG Index Retirement Fund,  BlackRock  LifePath®  ESG

Index   2030   Fund,   BlackRock   LifePath®   ESG   Index   2035    Fund,    BlackRock

LifePath®  ESG  Index   2040  Fund,  BlackRock   LifePath®  ESG  Index  2045  Fund,

BlackRock LifePath® ESG Index 2050 Fund, BlackRock  LifePath® ESG Index 2055

Fund, BlackRock LifePath® ESG Index 2060 Fund, BlackRock LifePath® ESG Index

2065 Fund, BlackRock LifePath® ESG Index 2070 Fund, each a series of  BlackRock

Funds III

Post-Effective Amendment No. 405 to the Registration Statement on Form N-1A

(Securities Act File No. 33-54126, Investment Company Act File No. 811-07332)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Funds III (the “Registrant”), on behalf of its series, BlackRock LifePath® ESG Index Retirement Fund, BlackRock LifePath® ESG Index 2030 Fund, BlackRock LifePath® ESG Index 2035 Fund, BlackRock LifePath® ESG Index 2040 Fund, BlackRock LifePath® ESG Index 2045 Fund, BlackRock LifePath® ESG Index 2050 Fund, BlackRock LifePath® ESG Index 2055 Fund, BlackRock LifePath® ESG Index 2060 Fund, BlackRock LifePath® ESG Index 2065 Fund, BlackRock LifePath® ESG Index 2070 Fund (collectively, the “Funds”), hereby certifies that:

(1) the forms of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 405 to the Registration Statement on Form N-1A of the Registrant under the 1933 Act with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 405 to the Registration Statement on Form N-1A of the Registrant under the 1933 Act with respect to the Funds was filed electronically with the Securities and Exchange Commission on February 25, 2026.

Sincerely,

BlackRock Funds III

/s/ Janey Ahn
Janey Ahn
Secretary of the Registrant